Financial Instruments by Category (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss, category [member]
Financial Instruments by Category (Details) [Line Items]
Financial liabilities at FVTPL	$ 5,095,000